Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Treasury stock, shares	4,692	4,692	94
Previously Reported [Member]
Treasury stock, shares		94
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000	50,000
Preferred stock, shares issued	1,885	0
Preferred stock, shares outstanding	1,885	0
Series A Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	810,617	522,411
Common stock, shares outstanding	810,617	522,411
Series B Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	200,000	34,337
Common stock, shares outstanding	200,000	34,337
Common Class A [Member]
Common stock, par value			$ 0.0001
Common stock, shares authorized			90,000,000
Common Class A [Member] | Previously Reported [Member]
Common stock, shares issued		522,411	262
Common stock, shares outstanding		522,411	262
Common Class B [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued			0
Common stock, shares outstanding			0
Common Class B [Member] | Previously Reported [Member]
Common stock, shares issued		34,337
Common stock, shares outstanding		34,337